Equity - Share capital (Details) - USD ($)		12 Months Ended
	Oct. 06, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Issue of equity				$ 86,398,000
Treasury shares		1,440,787	1,448,773
Issued capital		$ 1,962,000	$ 1,962,000
Issue of equity work fee and bondholder equity stake		187,441,529
Equity		$ 869,886,000	756,813,000	$ 320,031,000	$ 365,719,000
Outstanding shares owned by main shareholders (as a percentage)		100.00%
Dividends paid to non-controlling interests		$ 1,470,000	$ 3,430,000
Number Of Unissued Shares		17,425,391
Equity Distribution Agreement With B. Riley Securities, Inc. and Cantor Fitzgerald & Co | Maximum
Disclosure of classes of share capital [line items]
Issue of equity	$ 100,000,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share		$ 0.01	$ 0.01
Number of shares outstanding		187,441,529	188,882,316
Number of shares outstanding, including treasury shares		188,882,316
Issued capital		$ 1,962,000	$ 1,962,000
Outstanding shares.		187,441,529	188,882,316
Ordinary shares [member] | Equity Distribution Agreement With B. Riley Securities, Inc. and Cantor Fitzgerald & Co
Disclosure of classes of share capital [line items]
Shares issued (in shares)		186,053
Net Proceeds From Ordinary Shares.		$ 1,400,000
Grupo Villar Mir SAU
Disclosure of classes of share capital [line items]
Issue of equity work fee and bondholder equity stake		$ 75,265,434
Outstanding shares owned by main shareholders (as a percentage)		40.10%
Cooper Creek Partners Management LLC
Disclosure of classes of share capital [line items]
Issue of equity work fee and bondholder equity stake		$ 12,986,178
Outstanding shares owned by main shareholders (as a percentage)		6.90%
Wolf Hill Capital Management, L.P. [Member]
Disclosure of classes of share capital [line items]
Issue of equity work fee and bondholder equity stake		$ 10,313,097
Outstanding shares owned by main shareholders (as a percentage)		5.50%
Others
Disclosure of classes of share capital [line items]
Issue of equity work fee and bondholder equity stake		$ 90,317,607
Outstanding shares owned by main shareholders (as a percentage)		47.50%
Shares In Treasury [Member]
Disclosure of classes of share capital [line items]
Issue of equity work fee and bondholder equity stake		$ (1,440,787)